SCHEDULE OF FOREIGN CURRENCY EXCHANGE RATE TRANSLATION (Details)	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Spot RMB [Member]
Offsetting Assets [Line Items]
Period-average RMB:US$1 exchange rate		0.15735		0.15317
Average RMB [Member]
Offsetting Assets [Line Items]
Period-average RMB:US$1 exchange rate		0.15499		0.14496
Period End R M B [Member]
Offsetting Assets [Line Items]
Period-average RMB:US$1 exchange rate	0.14053		0.15512
Period Average R M B [Member]
Offsetting Assets [Line Items]
Period-average RMB:US$1 exchange rate	0.15174		0.15452